CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 37,061			$ 51,775				$ 63,741
Marketable securities	4,975			48,983				81,658
Accounts receivable, net - related party	435			2,765				3,260
Inventory, net	625			2,821				2,383
Income tax receivable				697				697
Other receivables	934			555				496
Prepaid expenses	2,382			8,154				16,267
Restricted cash	1,500			408				408
Total current assets	47,912			116,158				168,910
Operating lease right-of-use assets				4,864				1,551
Marketable securities, non-current								11,350
Property and equipment, net	3,417			3,322				426
Restricted cash, non-current				1,500
Total assets	51,329			125,844				182,237
Current liabilities:
Accounts payable and accrued expenses	6,622			25,592				21,540
Operating lease liability, current	3,417							1,918
Total current liabilities	10,039			25,592				23,458
Liability related to sales of future royalties and milestones, net	40,583			37,079
Operating lease liability, non-current				6,088
Total liabilities	50,622			68,759				23,458
Commitments and contingencies (Note 17)
Stockholders' equity:
Preferred stock; $0.001 par value; 5,000,000 shares authorized at September 30, 2024 and December 31, 2023, zero shares issued and outstanding at September 30, 2024 and December 31, 2023
Common stock; $0.001 par value; 200,000,000 shares and 100,000,000 shares authorized at September 30, 2024 and December 31, 2023, respectively, 54,846,639 shares and 54,480,704 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	5			5				4
Additional paid-in capital	748,660			742,085				726,679
Accumulated deficit	(747,933)			(684,745)				(566,232)
Accumulated other comprehensive loss	(25)			(260)				(1,672)
Total stockholders' equity	707	$ 11,598	$ 29,803	57,085	$ 85,642	$ 108,932	$ 136,598	158,779	$ 227,522	$ 249,001
Total liabilities and stockholders' equity	$ 51,329			$ 125,844				$ 182,237